ADDITIONAL PAID IN CAPITAL AND CONTRIBUTED SURPLUS (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends payable (in USD per share)	$ 0.75
Share options exercised in period (in shares)	144,000
Shares issued (in shares)	134,514
Share options non-vested, outstanding (in shares)	254,000		271,500
Weighted average adjusted exercise price, non-vested (in USD per share)	$ 8.43		$ 10.51
Term of award, non-vested	2 years 2 months 12 days		2 years 9 months 18 days
Share options vested and expected to vest, outstanding (in shares)	15,000		142,000
Weighted average adjusted exercise price, vested and expected to vest (in USD per share)	$ 17.37
Term of award, vested and expected to vest	2 years 10 months 24 days		2 years 8 months 12 days
Contributed Surplus
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Adjustments to additional paid in capital, transfer from contributed surplus	$ 300,000	$ 0
Transfer arising from reduction in par value of issued shares	$ 4,907	$ 0